Long-Term Debt and Other Financial Liabilities, December 2022 Alpha Bank Loan Facility (Details) - December 2022 Alpha Bank Loan Facility [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 15, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Face amount		$ 16,500
Margin on variable rate	2.90%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Term of loan	4 years
Final balloon payment	$ 9,600
Minimum liquidity requirements per Loan Facility	$ 500
Maximum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	13 months
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 525
Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 400